Loans (Tables)	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
Schedule of Short Term Loans

Short-term loans consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Guangdong Huaxing Bank	$2,144,972	$2,054,992
China Guangfa Bank	4,146,945	684,997
Zhongshan Rural Commercial Bank	—	410,998
Bank of Guangzhou	714,990	684,997
China Resources Bank of Zhuhai CO.LTD	—	1,369,994
China Bohai Bank Co.,Ltd	714,990	684,997
Construction bank of China	1,143,985	—
Agricultural Bank of China	714,990	—
Bank of China	1,429,982	—
China Everbright BANK CO., LTD	—	821,997
Total	$11,010,854	$6,712,972

Schedule of Long Term Loans

Long-term loans

	As of December 31, 2025	As of December 31, 2024
China Guangfa Bank	$11,153,852	$12,439,549
Construction bank of China	-	1,301,495
Zhongshan Rural Commercial Bank	386,095	1,041,196
Minsheng Financial Leasing Co. LTD	-	59,240
China Resources Bank of Zhuhai CO.LTD	4,161,245	-
Agricultural Bank of China	2,091,346	-
Subtotal of long-term loans	17,792,538	14,841,480
Less: current portion	(3,818,049)	(10,506,144)
Long-term loans – non-current portion	$13,974,489	$4,335,336